Allowances For Credit Losses And Investment in Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses:
Beginning balance	$ 92,142	$ 83,889
Provision (benefit)	(19,175)	8,253
Ending balance	72,967	92,142
Ending balance individually evaluated for impairment	28,255	41,611
Ending balance collectively evaluated for impairment	44,712	50,531
Financing receivables:
Ending balance	6,230,064	6,152,961
Ending balance individually evaluated for impairment	118,255	118,111
Ending balance collectively evaluated for impairment	6,111,809	6,034,850
Mortgage loans
Allowance for credit losses:
Beginning balance	85,250	75,018
Provision (benefit)	(18,500)	10,232
Ending balance	66,750	85,250
Ending balance individually evaluated for impairment	26,750	40,250
Ending balance collectively evaluated for impairment	40,000	45,000
Financing receivables:
Ending balance	6,201,275	6,130,584
Ending balance individually evaluated for impairment	116,750	116,750
Ending balance collectively evaluated for impairment	6,084,525	6,013,834
Non Trade Receivable
Allowance for credit losses:
Beginning balance	6,892	8,871
Provision (benefit)	(675)	(1,979)
Ending balance	6,217	6,892
Ending balance individually evaluated for impairment	1,505	1,361
Ending balance collectively evaluated for impairment	4,712	5,531
Financing receivables:
Ending balance	28,789	22,377
Ending balance individually evaluated for impairment	1,505	1,361
Ending balance collectively evaluated for impairment	$ 27,284	$ 21,016